Note 16 - Income (Loss) Per Share - Components of Loss Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Net loss from continuing operations	$ (11,434,632)	$ (8,422,117)	$ (7,908,851)
Net income (loss) from discontinued operations	5,481,757	(7,900,662)	(4,888,946)
Net loss	$ (5,952,875)	$ (16,322,779)	$ (12,797,797)
Weighted average number of common shares outstanding (in shares)	288,216,378	282,098,432	259,771,793
Weighted average number of common shares outstanding - diluted (in shares)	288,216,378	282,098,432	259,771,793
Basic and diluted loss per share, continuing operations (in dollars per share)	$ (0.04)	$ (0.03)	$ (0.03)
Basic and diluted income (loss) per share, discontinued operations (in dollars per share)	0.02	(0.03)	(0.02)
Basic and diluted loss per share (in dollars per share)	$ (0.02)	$ (0.06)	$ (0.05)